Facility Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 173
2027	178
2028	182
2029	187
2030	191
Thereafter	146
Total	1,058
Less imputed interest	(117)
Total lease liability - operating	941
Less: lease liability - operating, current portion	138	$ 129
Lease liability - operating, long-term portion	$ 803	$ 941